Right-Of-Use Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Lease liabilities	$ 0	$ 991	$ 571	$ 1,036
Right-of-use assets	$ 678	$ 991	$ 571	$ 1,036